INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP - Summarised financial information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 25, 2023
Summarised Statement of Financial Position
Current assets	$ 29,751,410	$ 62,375,526
Non-current assets	44,267,601	22,203,967
Current liabilities	(7,378,986)	(19,007,634)
Non-current liabilities	69,320	68,839
Share of Kirkland Lake Discoveries Corp.'s net assets	1,525,756	2,861,250
Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period	(50,268,354)	(79,890,763)
Share of loss from operations of associate during the period	(1,306,722)	(795,995)
Kirkland Lake Discoveries Corp
Summarised Statement of Financial Position
Current assets	1,913,417	4,601,136
Non-current assets	4,551,364	4,583,769
Current liabilities	(576,261)	(322,453)
Net Assets	$ 5,888,520	$ 8,862,452
The Company's ownership interest	25.91%	32.29%
Share of Kirkland Lake Discoveries Corp.'s net assets	$ 1,525,756	$ 2,861,250	$ 4,657,482
Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period	(4,047,447)	(2,465,518)
Share of loss from operations of associate during the period	(1,306,722)	(795,995)
Estimated fair value based on the market price of the shares	1,287,563	2,861,250
Impairment of equity investment	$ 0	$ (1,000,237)